Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 12, 2021	Aug. 13, 2020
Accounting Policies [Line Items]
Offering cost					$ 61,894
Common stock shares subject to forfeiture					187,500
Federal depository insurance coverage	$ 250,000,000		$ 250,000,000		250,000
Deferred Costs, Noncurrent	0		0		61,894
Cash, FDIC Insured Amount	$ 250,000,000		$ 250,000,000		250,000
Number of common stock into which the class of warrant or right converted	795,000		795,000
Unrecognized tax benefits accrued for interest and penalties	$ 0		$ 0		0
Unrecognized Tax Benefits	0		$ 0		0
Warrant [Member] | Common Stock [Member]
Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount			795,000
IPO [Member]
Accounting Policies [Line Items]
Deferred Costs, Noncurrent	5,131,593		$ 5,131,593
Subsequent Event
Accounting Policies [Line Items]
Offering cost							$ 4,844,093
BETTER THERAPEUTICS OPCO [Member]
Accounting Policies [Line Items]
Capitalized Computer Software, Additions					2,288,000	$ 2,686,000
Advertising Expense					$ 14	$ 122
Offering cost	$ 1,904,000		$ 1,904,000
Antidilutive securities excluded from computation of earnings per share, amount	14,249,943	6,902,263	13,574,293	6,902,263	9,519,454	6,415,967
Unrecognized Tax Benefits					$ 77,000			$ 0
Simple Agreements for Future Equity	$ 39,194,000		$ 39,194,000		$ 11,740,000
Minimum [Member] | BETTER THERAPEUTICS OPCO [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					3 years
Percentage Of Tax Benefits To Be Realized For Recognition In The Income Statement					50.00%
Maximum [Member] | BETTER THERAPEUTICS OPCO [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					5 years
Percentage Of Tax Benefits To Be Realized For Recognition In The Income Statement						50.00%